Long-Term Investment (Details)	Dec. 31, 2022 USD ($)
Long-Term Investment (Details) [Line Items]
Equity investment amount (in Dollars)	$ 3,766,000
Changsha Zhenghe Orthopedics Hospital Limited [Member]
Long-Term Investment (Details) [Line Items]
Equity interest, percentage	41.00%
Beijing Zhongqihuashang Venture Investment Management Co., Ltd. [Member]
Long-Term Investment (Details) [Line Items]
Equity interest, percentage	10.00%